Summary of Significant Accounting Policies (Tables) (Southwestern Montana Financial Center, Inc.)	12 Months Ended
Dec. 31, 2018
Southwestern Montana Financial Center, Inc. [Member]
Schedule of Estimated Useful Life of Property and Equipment
Useful Life (in years)
Office equipment	5
Vehicles	5
Furniture and fixtures	7
Leasehold improvements	15